Pioneer Municipal High Income Fund, Inc.

Ticker Symbol: MHI

Schedule of Investments  |  1/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 152.3%
	Municipal Bonds — 152.3% of Net Assets(a)
	Alabama — 4.9%
13,000,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	$ 11,707,540
	Total Alabama	$11,707,540
	Arizona — 2.7%
2,220,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	$ 2,017,625
5,000,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	4,365,800
	Total Arizona	$6,383,425
	Arkansas — 5.7%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 2,238,400
11,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52 (144A)	11,438,130
	Total Arkansas	$13,676,530
	California — 17.5%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 1,675,375
785,000	California County Tobacco Securitization Agency, Series B-1, 5.00%, 6/1/49	795,519
10,000,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	2,364,900
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,429,834
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	2,045,240
11,500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	11,217,445
3,500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	3,522,330
10,235,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	10,309,204
8,690,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	8,708,162
	Total California	$42,068,009
1Pioneer Municipal High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Colorado — 4.7%
2,000,000	City & County of Denver, Airport System Revenue, Series B, 5.25%, 11/15/53	$ 2,226,500
7,250,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	7,370,640
1,665,000(c)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 6/1/39 (144A)	1,782,149
	Total Colorado	$11,379,289
	Connecticut — 1.4%
3,380,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 3,388,450
	Total Connecticut	$3,388,450
	District of Columbia — 3.8%
660,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.50%, 5/15/33	$ 698,887
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,207,000
10,000,000(b)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,274,500
	Total District of Columbia	$9,180,387
	Florida — 5.0%
3,220,000	City of Tampa, Hospital Revenue Bonds (H. LEE Moffit Cancer Center Project), Series B, 4.00%, 7/1/45	$ 3,132,062
2,500,000	County of Hillsborough, 3.00%, 8/1/46	2,046,750
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.00%, 10/1/44	4,888,250
275,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31	274,271
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35	218,599
1,800,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	1,490,418
	Total Florida	$12,050,350
	Georgia — 7.9%
10,000,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 10,065,400
Pioneer Municipal High Income Fund, Inc. |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Georgia — (continued)
7,010,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/49	$ 6,972,637
2,500,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	1,880,875
	Total Georgia	$18,918,912
	Idaho — 2.1%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 5,018,600
	Total Idaho	$5,018,600
	Illinois — 4.7%
2,000,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 2,009,860
704,519(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B1, 11/15/52	8,898
1,116,010(c)	Illinois Finance Authority, Clare Oaks Project, Series A3, 5.25%, 11/15/52	844,407
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	2,510,340
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.50%, 5/15/54	2,867,000
915,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	729,996
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	1,794,380
695,000(e)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	403,100
	Total Illinois	$11,167,981
	Indiana — 1.7%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$ 1,740,560
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,290,420
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,019,560
	Total Indiana	$4,050,540
3Pioneer Municipal High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Maine — 1.8%
1,400,000	City of Portland General Airport Revenue, Green Bond, 4.00%, 1/1/40	$ 1,402,716
3,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	2,808,990
	Total Maine	$4,211,706
	Maryland — 2.1%
1,325,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 1,343,881
3,000,000	Maryland State Transportation Authority, Series A, 3.00%, 7/1/47	2,525,010
1,250,000	Washington Suburban Sanitary Commission, 3.00%, 6/1/47 (CNTY GTD Insured)	1,075,388
	Total Maryland	$4,944,279
	Massachusetts — 12.9%
4,000,000(d)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	$ 3,238,760
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	5,965,050
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	5,040,050
1,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	1,005,470
7,100,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,268,695
1,000,000	Massachusetts Housing Finance Agency, Social Bonds, Series 223, 2.35%, 6/1/39 (GNMA FNMA FHLMC Insured)	796,740
1,000,000	Massachusetts Housing Finance Agency, Sustainability Bond, Series B-1, 2.875%, 12/1/51	730,070
2,800,000(d)	Town of Arlington, 2.00%, 9/15/41	1,957,284
2,270,000(d)	Town of Millbury, 4.00%, 8/15/51	2,189,665
1,000,000(d)	Town of Plymouth, 2.00%, 5/1/34	847,330
	Total Massachusetts	$31,039,114
	Michigan — 0.4%
1,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 933,240
	Total Michigan	$933,240
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Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Minnesota — 0.8%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 959,900
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,008,960
	Total Minnesota	$1,968,860
	Montana — 0.0%†
1,600,000(e)	Two Rivers Authority, 7.375%, 11/1/27	$ 80,000
	Total Montana	$80,000
	New Hampshire — 2.8%
6,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 6,342,180
375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	331,946
	Total New Hampshire	$6,674,126
	New Jersey — 1.5%
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$ 2,502,950
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	989,460
	Total New Jersey	$3,492,410
	New Mexico — 1.4%
335,000(c)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/23	$ 335,000
2,960,000(c)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	2,960,000
	Total New Mexico	$3,295,000
	New York — 17.5%
2,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	$ 1,980,560
6,175,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	6,170,924
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	2,037,400
2,000,000	Metropolitan Transportation Authority, Green Bond, Series D-2, 4.00%, 11/15/48	1,796,080
3,000,000	Metropolitan Transportation Authority, Green Bond, Series E, 4.00%, 11/15/45	2,745,150
5Pioneer Municipal High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	New York — (continued)
2,500,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	$ 2,328,050
3,000,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	2,889,870
4,865,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	5,822,919
2,500,000	New York State Dormitory Authority, Group 3, Series A, 3.00%, 3/15/41	2,167,925
2,000,000	New York State Housing Finance Agency, Sustainability Bonds, Series D-1, 4.20%, 11/1/52 (SONYMA FHA 542c Insured)	1,962,340
3,000,000	New York State Urban Development Corp., Group 3, Series A, 3.00%, 3/15/49	2,376,150
5,580,000	New York Transportation Development Corp., Delta Airlines Inc-LaGuardia, 5.00%, 10/1/40	5,775,412
1,000,000	Troy Capital Resource Corp., 4.00%, 9/1/40	961,750
2,205,177	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	2,238,519
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 4.50%, 7/1/56 (144A)	706,750
	Total New York	$41,959,799
	North Carolina — 2.6%
2,500,000(d)	County of Mecklenburg, 2.00%, 3/1/41	$ 1,761,750
4,225,000(c)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 1/1/38 (144A)	4,388,212
	Total North Carolina	$6,149,962
	Ohio — 5.6%
13,200,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	$ 12,569,964
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	829,240
	Total Ohio	$13,399,204
	Pennsylvania — 4.8%
5,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/52	$ 4,598,750
3,500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/57	3,657,885
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,442,360
Pioneer Municipal High Income Fund, Inc. |  | 1/31/236

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 517,435
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	928,220
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	461,136
	Total Pennsylvania	$11,605,786
	Puerto Rico — 13.3%
5,510,777(d)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/41	$ 4,732,931
3,000,000(d)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/46	2,501,430
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/37 (144A)	2,027,920
11,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	11,292,655
5,740,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series B, 5.00%, 7/1/37 (144A)	5,826,387
1,000,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	687,000
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 5.00%, 7/1/58	2,463,125
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.784%, 7/1/58	2,372,425
	Total Puerto Rico	$31,903,873
	Rhode Island — 1.5%
5,900,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 1,062,000
2,500,000(c)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2019, 9/1/47 (144A)	2,553,775
	Total Rhode Island	$3,615,775
	South Carolina — 1.2%
2,850,000	City of Charleston Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 2,838,856
	Total South Carolina	$2,838,856
	Texas — 8.9%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 534,845
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,025,210
7Pioneer Municipal High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Texas — (continued)
5,465,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	$ 6,616,038
8,000,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	7,115,600
3,960,000(e)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	975,150
945,661	Texas Department of Housing & Community Affairs, Series 2020-HOLL, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	807,273
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/31	375,400
3,950,000	Texas Private Activity Bond Surface Transportation Corp., Segment 3C Project, 5.00%, 6/30/58	4,025,721
	Total Texas	$21,475,237
	Virginia — 7.2%
5,000,000(d)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 4,180,350
1,000,000	City of Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45	842,320
5,000,000	Tobacco Settlement Financing Corp., Series B1, 5.00%, 6/1/47	4,685,550
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.00%, 5/15/37	3,569,800
2,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/49	2,519,850
1,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/56	1,508,415
	Total Virginia	$17,306,285
	Washington — 2.0%
4,595,000(c)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 1/1/45 (144A)	$ 4,830,080
	Total Washington	$4,830,080
	Wisconsin — 1.9%
1,500,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	$ 1,617,315
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	763,095
Pioneer Municipal High Income Fund, Inc. |  | 1/31/238

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	$ 1,097,260
1,000,000(c)	Public Finance Authority, SearStone CCRC Project, Series A, 5.613%, 6/1/47	1,052,500
	Total Wisconsin	$4,530,170
	Total Municipal Bonds (Cost $386,134,856)	$365,243,775

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 152.3% (Cost $386,134,856)	$365,243,775
	OTHER ASSETS AND LIABILITIES — (52.3)%	$(125,453,637)
	net assets applicable to common shareowners — 100.0%	$239,790,138

AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
COLL	Collateral.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2023.
SONYMA FHA 542c	State of New York Mortgage Agency Federal Housing Administration Section 542c.
ST AID WITHHLDG	State Aid Withholding.
9Pioneer Municipal High Income Fund, Inc. |  | 1/31/23

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $90,207,238, or 37.6% of net assets applicable to common shareowners.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2023.
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
†	Amount rounds to less than 0.1%.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	27.5%
Development Revenue	19.1
Education Revenue	10.4
Water Revenue	10.2
Tobacco Revenue	10.1
Transportation Revenue	8.8
Other Revenue	4.5
Utilities Revenue	1.5
Facilities Revenue	1.2
Power Revenue	0.3
93.6%
General Obligation Bonds:	6.4%
100.0%
Pioneer Municipal High Income Fund, Inc. |  | 1/31/2310

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$365,243,775	$—	$365,243,775
Total Investments in Securities	$—	$365,243,775	$—	$365,243,775
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares(a)	$—	$(129,000,000)	$—	$(129,000,000)
Total Other Financial Instruments	$—	$(129,000,000)	$—	$(129,000,000)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
During the period ended January 31, 2023, there were no transfers in or out of Level 3.
11Pioneer Municipal High Income Fund, Inc. |  | 1/31/23